Warrants	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Warrants and Rights Note Disclosure [Abstract]
Warrants

5. WARRANTS

At June 30, 2017, warrants to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2017	372,421	$2.79
Granted	—	—
Exercised	—	—
Expired		$—
Balance outstanding and exercisable at June 30, 2017	372,421	$2.79

5. WARRANTS

A summary of warrants to purchase common stock issued during the fiscal years ended March 31, 2016 and 2017 is as follows:

	Shares	Weighted Average Exercise Price
Balance outstanding at April 1, 2015	1,212,715	$3.70
Granted	1,290,006	3.19
Exercised	-	-
Expired/Cancelled	(500,002)	-
Balance outstanding at March 31, 2016	2,002,719	$3.50
Granted	7,950,000	0.17
Exercised	(9,036,965)	0.58
Expired/Cancelled	(543,333)	3.46
Balance outstanding at March 31, 2017	372,421	$2.79
Balance exercisable at March 31, 2017	372,421	$2.79

In conjunction with the May 2016 Offering (see Note 3), the Company granted to investors warrants to purchase 7,950,000 shares of the Company’s common stock, at a price of $0.10 per share. The warrants were all exercised prior to their expiration date on February 4, 2017.

In conjunction with the May 2015 offering of the Company’s common stock, the Company granted warrants to purchase an aggregate of 1,290,006 shares of the Company’s common stock. The warrants were exercisable immediately, had exercise prices ranging from $3.50 to $4.50 per share, and expiration periods from nine months to 5 years.

During the year ended March 31, 2017, the Company received $777,000 of proceeds from holders of warrants to acquire 4,570,590 shares of common stock. In addition, warrant holders exchanged 4,466,375 warrants on a cashless basis for 3,618,672 shares of common stock.

The outstanding and exercisable warrants had no intrinsic value as of March 31, 2017 and March 31, 2016.